FAIR VALUE MEASUREMENTS (Details)	12 Months Ended
Dec. 31, 2019
Maximum [Member]
Fair value of Short Term Investments Return Percentage	4.00%
Minimum [Member]
Fair value of Short Term Investments Return Percentage	2.80%